UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Sunbridge Capital Emerging Markets Fund

Investor Class: RIMIX

Institutional Class: CNRYX

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2022

Sunridge Capital Emerging Markets Fund

A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	5
Consolidated Statement of Operations	6
Consolidated Statements of Changes in Net Assets	7
Consolidated Financial Highlights	8
Notes to Consolidated Financial Statements	10
Supplemental Information	20
Expense Example	21

This report and the financial statements contained herein are provided for the general information of the shareholders of the Sunbridge Capital Emerging Markets Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.sunbridgecapitalpartners.com

Sunbridge Capital Emerging Markets Fund

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.3%
	ARGENTINA — 3.2%
334,190	Despegar.com Corp.*	$1,904,883
4,405	MercadoLibre, Inc.*	3,646,371
		5,551,254
	BRAZIL — 2.6%
398,100	Itau Unibanco Holding S.A., ADR	2,058,177
181,462	Pagseguro Digital, Ltd., Class A*	2,400,742
		4,458,919
	CHINA — 27.7%
711,605	Alibaba Group Holding, Ltd.*	7,101,301
42,188	Baidu, Inc., ADR*	4,956,668
2,946,124	Great Wall Motor Co., Ltd., Class H	3,358,672
674,644	Haier Smart Home Co., Ltd., Class A	2,343,711
2,619,000	JS Global Lifestyle Co., Ltd.[1]	2,522,210
170,000	Longfor Group Holdings, Ltd.[1]	487,310
234,600	Meituan*,1	4,930,428
377,904	Ping An Insurance Group Co. of China, Ltd., Class H	1,885,274
528,500	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	1,275,841
545,266	Sinoma Science & Technology Co., Ltd., Class A	1,523,480
226,432	Sunny Optical Technology Group Co., Ltd.	2,151,910
141,500	Tencent Holdings, Ltd.	4,779,319
5,600,000	Weimob, Inc.*,[1]	1,959,576
106,626	Wuliangye Yibin Co., Ltd., Class A	2,536,399
1,560,400	Xinyi Solar Holdings, Ltd.	1,638,622
88,050	Yum China Holdings, Inc.	4,179,130
		47,629,851
	HONG KONG — 7.7%
1,717,400	China Gas Holdings, Ltd.	2,054,089
390,002	Galaxy Entertainment Group, Ltd.	2,292,375
102,061	JD.com, Inc., Class A	2,574,797
1,109,000	Luk Fook Holdings International, Ltd.	2,617,496
2,426,400	Man Wah Holdings, Ltd.	1,536,418
3,395,357	NagaCorp, Ltd.*	2,223,676
		13,298,851
	INDIA — 12.2%
2,341,134	CESC, Ltd.	2,211,946
54,250	Gland Pharma, Ltd.*,1	1,389,534
30,700	HDFC Bank, Ltd., ADR	1,793,494
57,089	Hero MotoCorp, Ltd.	1,776,884
191,021	ICICI Bank, Ltd., ADR	4,005,710

Sunbridge Capital Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
111,893	Infosys, Ltd., ADR	$1,898,824
439,130	State Bank of India	2,843,829
74,600	Tata Motors, Ltd., ADR*	1,809,796
118,749	TVS Motor Co., Ltd.	1,496,746
9,700,000	Yes Bank Ltd.*	1,854,966
		21,081,729
	INDONESIA — 9.2%
15,471,600	Aneka Tambang	1,960,399
5,937,000	Astra International	2,569,233
7,107,100	Bank Mandiri Persero	4,364,048
87,809,800	Bukalapak.com*	1,547,477
3,150,000	Indofood Sukses Makmur Tbk	1,244,632
60,555,300	Mitra Adiperkasa*	4,203,795
		15,889,584
	PHILIPPINES — 5.4%
5,267,300	Ayala Land, Inc.	2,044,988
1,723,859	BDO Unibank, Inc.	3,266,022
46,442,826	Megaworld Corp.	1,610,467
1,204,640	Universal Robina Corp.	2,337,914
		9,259,391
	SINGAPORE — 1.3%
40,525	Sea, Ltd., ADR*	2,271,426

	SOUTH KOREA — 9.5%
13,900	Amorepacific Corp.	980,077
6,465	LG Chem, Ltd.	2,387,106
29,123	NAVER Corp.	3,879,656
56,487	Samsung Electro-Mechanics Co., Ltd.	4,358,223
128,066	Samsung Electronics Co., Ltd.	4,702,488
		16,307,550
	TAIWAN — 12.1%
328,588	Chailease Holding Co., Ltd.	1,876,934
573,500	Elite Material Co., Ltd.	2,878,089
1,055,000	Hon Hai Precision Industry Co., Ltd.	3,378,233
926,500	Lotus Pharmaceutical Co., Ltd.	4,725,661
53,000	MediaTek, Inc.	914,590
175,820	Poya International Co., Ltd.	2,168,104
71,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,929,464
		20,871,075

Sunbridge Capital Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 2.7%
6,440,100	Krung Thai Bank PLC	$2,841,464
636,300	SCB X PLC	1,743,551
		4,585,015

	UNITED STATES — 0.7%
88,714	Freshworks, Inc.*	1,150,621
	TOTAL COMMON STOCKS
	(Cost $202,173,713)	162,355,266

Principal Amount
	SHORT-TERM INVESTMENTS — 5.6%
$9,568,824	UMB Bank Demand Deposit, 0.01%[2]	9,568,824
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,568,824)	9,568,824

	TOTAL INVESTMENTS — 99.9%
	(Cost $211,742,537)	171,924,090
	Other Assets in Excess of Liabilities — 0.1%	153,063
	TOTAL NET ASSETS — 100.0%	$172,077,153

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	144A restricted security. As of September 30, 2022, the total market value of such securities was $11,289,058 and represented 6.56% of the Fund's net assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements

Sunbridge Capital Emerging Markets Fund

Summary of Investments

As of September 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	30.4%
Financials	16.6%
Technology	15.0%
Communications	13.0%
Health Care	4.3%
Consumer Staples	4.1%
Materials	3.4%
Utilities	2.5%
Real Estate	2.4%
Industrials	1.7%
Energy	0.9%
Total Common Stocks	94.3%
Short-Term Investments	5.6%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements

Sunbridge Capital Emerging Markets Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $211,742,537)	$171,924,090
Foreign currency, at value (cost $311,167)	302,856
Receivables:
Fund shares sold	59
Dividends and interest	197,005
Prepaid expenses	37,512
Total assets	172,461,522
Liabilities:
Payables:
Fund shares redeemed	130,687
Advisory fees (Note 3)	152,683
Shareholder servicing fees (Note 6)	46,145
Distribution fees (Note 7)	1,917
Fund administration fees	8,105
Transfer agent fees and expenses	11,951
Custody fees	10,905
Auditing fees	8,252
Shareholder reporting fees	331
Chief Compliance Officer fees	226
Trustees' deferred compensation (Note 3)	5,439
Trustees' fees and expenses	367
Accrued other expenses	7,361
Total liabilities	384,369

Net Assets	$172,077,153
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	236,065,363
Total distributable earnings (accumulated deficit)	(63,988,210)
Net Assets	$172,077,153

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$8,323,189
Shares of beneficial interest issued and outstanding	410,574
Net asset value, offering and redemption price per share	$20.27

Institutional Class Shares:
Net assets applicable to shares outstanding	$163,753,964
Shares of beneficial interest issued and outstanding	7,992,523
Net asset value, offering and redemption price per share	$20.49

See accompanying Notes to Consolidated Financial Statements

Sunbridge Capital Emerging Markets Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the six months ended September 30, 2022 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $273,082)	$1,974,860
Interest	638
Total investment income	1,975,498

Expenses:
Advisory fees	1,047,300
Shareholder servicing fees (Note 6)	121,072
Distribution fees (Note 7)	13,580
Fund administration fees	59,833
Transfer agent fees and expenses	55,018
Custody fees	50,901
Registration fees	44,424
Miscellaneous	3,923
Legal fees	8,023
Shareholder reporting fees	10,202
Auditing fees	12,906
Trustees' fees and expenses	8,913
Chief compliance officer fees	5,031
Insurance fees	4,052
Total expenses	1,445,178
Fees paid indirectly (Note 3)	(1,045)
Net expenses	1,444,133
Net investment income (loss)	531,365

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(9,784,262)
Foreign currency transactions	(206,750)
Foreign capital gains tax	12,939
Net realized gain (loss)	(9,978,073)
Net change in unrealized appreciation/depreciation on:
Investments	(40,611,328)
Foreign currency translations	(112)
Net change in unrealized appreciation/depreciation	(40,611,440)
Net realized and unrealized gain (loss)	(50,589,513)
Net Increase (Decrease) in Net Assets from Operations	$(50,058,148)

See accompanying Notes to Consolidated Financial Statements

Sunbridge Capital Emerging Markets Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$531,365	$984,902
Net realized gain (loss) on investments, foreign currency transactions and foreign capital gains tax	(9,978,073)	114,789,195
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and foreign capital gains tax	(40,611,440)	(194,836,020)
Net increase (decrease) in net assets resulting from operations	(50,058,148)	(79,061,923)

Distributions to Shareholders:
Distributions:
Investor Class	-	(10,778,303)
Institutional Class	-	(224,790,843)
Total distributions to shareholders	-	(235,569,146)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,199,681	5,933,102
Institutional Class	23,723,225	108,914,191
Reinvestment of distributions:
Investor Class	-	10,668,975
Institutional Class	-	202,234,290
Cost of shares redeemed:
Investor Class	(3,510,741)	(20,548,517)
Institutional Class	(82,565,653)	(374,018,982)
Net increase (decrease) in net assets from capital transactions	(61,153,488)	(66,816,941)

Total increase (decrease) in net assets	(111,211,636)	(381,448,010)

Net Assets:
Beginning of period	283,288,789	664,736,799
End of period	$172,077,153	$283,288,789

Capital Share Transactions:
Shares sold:
Investor Class	50,576	134,612
Institutional Class	986,511	2,735,731
Shares reinvested:
Investor Class	-	369,041
Institutional Class	-	6,935,332
Shares redeemed:
Investor Class	(150,923)	(513,095)
Institutional Class	(3,457,489)	(9,768,077)
Net increase (decrease) in capital share transactions	(2,571,325)	(106,456)

[1]	With the Plan of Reorganization with respect to the Sunbridge Capital Emerging Markets Fund (Formerly, Fiera Capital Emerging Markets Capital Fund), Investor Class and Institutional Class shareholders received Investor Class and Institutional Class shares of the Sunbridge Capital Emerging Markets Fund, respectively, effective as of the close of business on July 9, 2021. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

See accompanying Notes to Consolidated Financial Statements

Sunbridge Capital Emerging Markets Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS - Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2022	For the Year Ended March 31,
	(Unaudited)[1]	2022[1,2]	2021[1,2]	2020[1,2]	2019[2,3]	2018[2,4]	2017[1,2,4]
Net asset value, beginning of period	$25.58	$59.83	$36.30	$45.70	$43.02	$52.68	$41.67
Income from Investment Operations:
Net investment income (loss)	0.03	(0.03)	(0.08)	0.21	(0.30)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	(5.34)	(7.68)	23.61	(9.61)	3.01	(6.09)[5]	11.13
Total from investment operations	(5.31)	(7.71)	23.53	(9.40)	2.71	(6.14)	11.08

Less Distributions:
From net investment income	-	-	-	-	-	(0.09)	(0.07)
From net realized gain	-	(26.54)	-	-	(0.03)	(3.43)	-
Total distributions	-	(26.54)	-	-	(0.03)	(3.52)	(0.07)
Net asset value, end of period	$20.27	$25.58	$59.83	$36.30	$45.70	$43.02	$52.68

Total return[6,7]	(20.76)%	(18.00)%	64.82%	(20.57)%	6.32%	(12.71)%	26.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,323	$13,071	$31,135	$29,457	$92,289	$127,525	$175,875

Ratio of expenses to average net assets
Before fees waived and expenses absorbed[8]	1.59%	1.58%[9]	1.59%	1.58%	1.60%	1.61%	1.61%
After fees waived and expenses absorbed[8,10]	1.59%	1.53%[9]	1.48%	1.58%	1.60%	1.61%	1.61%
Ratio of net investment income (loss) to average net assets
Before fees waived and expenses absorbed[8]	0.26%	(0.10)%	(0.26)%[11]	0.45%[11]	(1.04)%[11]	(0.02)%[11]	(0.12)%[11]
After fees waived and expenses absorbed[8,10]	0.26%	(0.05)%	(0.15)%	0.45%	(1.04)%	(0.02)%	(0.12)%
Portfolio turnover rate[7]	21%	56%	60%	47%	17%	48%	24%

[1]	Per share calculations are based on average shares outstanding throughout the period.
[2]	Financial information for the periods ended September 30, 2017 through July 9, 2021 is for the Sunbridge Capital Emerging Markets Fund (formerly, Fiera Capital Emerging Markets Fund), which was reorganized into the Sunbridge Capital Emerging Markets Fund as of close of business July 9, 2021. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[3]	Reflects operations for the period from October 1, 2018 to March 31, 2019. On November 28, 2018 the Board of Trustees approved the change of the Fund's fiscal year end from September 30th to March 31st.
[4]	Reflects operations for the fiscal year from October 1st through September 30th.
[5]	Includes redemption fees, which represents less than $0.01 per share.
[6]	Based on net asset value as of end of period date.
[7]	Not Annualized for periods less than one year.
[8]	Annualized.
[9]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01%.
[10]	Contractual and voluntary expense waivers are reflected in both the net expense and net investment income (loss) ratios.
[11]	Ratio included for comparison purposes but was not audited during this respective period by the former independent public accountant.

See accompanying Notes to Consolidated Financial Statements

Sunbridge Capital Emerging Markets Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS - Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2022	For the Year Ended March 31,
	(Unaudited)[1]	2022[1,2]	2021[1,2]	2020[1,2]	2019[2,3]	2018[1,2,4]	2017[1,2,4]
Net asset value, beginning of period	$25.82	$60.00	$36.38	$45.87	$43.22	$52.81	$41.71
Income from Investment Operations:
Net investment income (loss)	0.06	0.10	0.05	0.32	(0.15)	0.20	0.06
Net realized and unrealized gain (loss)	(5.39)	(7.74)	23.69	(9.62)	2.92	(6.22)	11.14
Total from investment operations	(5.33)	(7.64)	23.74	(9.30)	2.77	(6.02)	11.20
Less Distributions:
From net investment income	-	-	(0.12)	(0.19)	(0.09)	(0.14)	(0.10)
From net realized gain	-	(26.54)	-	-	(0.03)	(3.43)	-
Total distributions	-	(26.54)	(0.12)	(0.19)	(0.12)	(3.57)	(0.10)
Net asset value, end of period	$20.49	$25.82	$60.00	$36.38	$45.87	$43.22	$52.81

Total return[5,6]	(20.64)%	(17.81)%	65.26%	(20.38)%	6.46%	(12.46)%	26.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$163,754	$270,217	$633,602	$1,393,568	$1,595,597	$1,494,087	$1,386,857

Ratio of expenses to average net assets
Before fees waived and expenses absorbed[7]	1.34%	1.33%[8]	1.34%	1.33%	1.35%	1.31%	1.36%
After fees waived and expenses absorbed[7,9]	1.34%	1.28%[8]	1.23%	1.33%	1.35%	1.31%	1.36%
Ratio of net investment income (loss) to average net assets
Before fees waived and expenses absorbed[7]	0.51%	0.15%	(0.01)%[10]	0.70%[10]	(0.75)%[10]	0.36%[10]	0.14%[10]
After fees waived and expenses absorbed[7,9]	0.51%	0.20%	0.10%	0.70%	(0.75)%	0.36%	0.14%
Portfolio turnover rate[6]	21%	56%	60%	47%	17%	48%	24%

[1]	Per share calculations are based on average shares outstanding throughout the period.
[2]	Financial information for the periods ended September 30, 2017 through July 9, 2021 is for the Sunbridge Capital Emerging Markets Fund (formerly, Fiera Capital Emerging Markets Fund), which was reorganized into the Sunbridge Capital Emerging Markets Fund as of close of business July 9, 2021. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[3]	Reflects operations for the period from October 1, 2018 to March 31, 2019. On November 28, 2018 the Board of Trustees approved the change of the Fund's fiscal year end from September 30th to March 31st.
[4]	Reflects operations for the fiscal year from October 1st through September 30th.
[5]	Based on net asset value as of end of period date.
[6]	Not Annualized for periods less than one year.
[7]	Annualized.
[8]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01%.
[9]	Contractual and voluntary expense waivers are reflected in both the net expense and net investment income (loss) ratios.
[10]	Ratio included for comparison purposes but was not audited during this respective period by the former independent public accountant.

See accompanying Notes to Consolidated Financial Statements

Sunbridge Capital Emerging Markets Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2022 (Unaudited)

Note 1 – Organization

The Sunbridge Capital Emerging Markets Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek long-term capital appreciation.

The Fund commenced investment operations on July 12, 2021 with Investor Class shares and Institutional Class shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Fiera Capital Emerging Markets Fund (the "Predecessor Fund"), a series of Fiera Capital Series Trust, which offered two classes of shares, Investor Class shares and Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board of Trustees (the “Board”) on April 22, 2021, by the Board of Fiera Capital Series Trust on May 19, 2021, and by beneficial owners of the Predecessor Fund on July 7, 2021. The tax-free reorganization was accomplished on July 9, 2021. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	498,459	$31,080,124
Institutional Class	10,128,257	633,686,774

The net unrealized appreciation of investments transferred was $177,234,524 as of the date of the acquisition.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, if a price was not readily available for a portfolio security, the security was valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

Sunbridge Capital Emerging Markets Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third-party fair valuation analysis report quarterly.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to the Fund or an alternative allocation method can be more appropriately made.

Sunbridge Capital Emerging Markets Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

(d) Federal Income Tax

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2022, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually, typically in December. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Sunbridge Capital Emerging Markets Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Sunbridge Capital Partners LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.98% of the Fund's average daily net assets. Prior to April 1, 2022, the Fund paid the Advisor an annual advisory fee of 1.00% of its average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses, (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.35% and 1.60% of the average daily net assets of the Fund’s Institutional Class and Investor Class shares, respectively. This agreement is in effect until August 1, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. Prior to April 1, 2022, the Advisor limited expenses to 1.37% and 1.62% of the average daily net assets of the Institutional Class and Investor Class shares of the Fund, respectively.

The Advisor also acts as the investment advisor to the Mauritius Subsidiary pursuant to a separate investment advisory agreement, under the same terms as are provided to the Fund. The Advisor does not receive a separate management fee for its services with respect to the Mauritius Subsidiary. The Mauritius Subsidiary has also entered into separate contracts for the provision of custody, fund accounting, fund administration, and audit services with the same service providers that provide those services to the Fund. The Fund will bear the fees and expenses incurred in connection with the custody, fund accounting, fund administration, and audit services that the Mauritius Subsidiary receives. The expenses of the Mauritius Subsidiary are consolidated into the expenses of the Fund. The Mauritius Subsidiary’s financial statements are consolidated in the Fund’s annual audited financial statements and semi-annual unaudited financial statements which are included in the annual and semi-annual reports, respectively, provided to shareholders. Following an extensive due diligence process and cost benefit analysis, the Advisor decided to terminate the Mauritius Subsidiary, as the Fund no longer receives benefits under the income tax treaty between Mauritius and India in connection with its investments in Indian securities through the Mauritius Subsidiary. As of January 2022, the Fund’s investments in Indian securities are held directly by the Fund rather than through the Mauritius Subsidiary. The Advisor has begun the deregistration process for the Mauritius Subsidiary, and it is expected to be completed by the end of 2022.

Prior to the close of business on July 9, 2021, investment advisory service was provided to the Predecessor Fund by Fiera Capital Inc. for the period April 1, 2021 through July 9, 2021, which received investment management fees for their services pursuant to the terms of the investment advisory agreement. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.00% of the Predecessor Fund’s average daily net assets. Fiera Capital Inc. had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (including organization and offering expenses, but excluding taxes, interest, brokerage commissions and extraordinary expenses of the Fund and any other expenses, the exclusion of which is specifically set forth in the Fund’s prospectus and which may from time to time, be deemed appropriate as an excludable expense and specifically approved by the Board) do not exceed 1.62% and 1.37% of the average daily net assets of Investor Class and Institutional Class shares, respectively.

For the six months ended September 30, 2022, the Advisor did not waive its fees or absorb other expenses for the Fund. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At September 30, 2022, the amount of these potentially recoverable expenses was $0.

Sunbridge Capital Emerging Markets Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended September 30, 2022, are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended September 30, 2022, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations. UMBFS, UMB Bank, n.a., and MFAC have voluntarily waived their fees that they would otherwise be paid, and/or to assume expenses in the amount of $1,045 for the six months ended September 30, 2022. This amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2022, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At September 30, 2022, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$225,168,139
Gross unrealized appreciation	17,514,330
Gross unrealized depreciation	(70,758,379)
Net unrealized appreciation (depreciation) on investments	$(53,244,049)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Sunbridge Capital Emerging Markets Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

As of March 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(2,715,696)
Unrealized appreciation on investments	(11,203,950)
Foreign currency translations	(8,059)
Unrealized deferred compensation	(2,357)
Total accumulated earnings	$(13,930,062)

The tax character of distributions paid for the years ended March 31, 2022 and March 31, 2021 were as follows:

	Year Ended March 31, 2022	Year Ended March 31, 2021
Distributions paid from:
Ordinary income	$26,341,157	$4,353,056
Net long-term capital gains	209,227,989	-
Total taxable distributions	$235,569,146	$4,353,056

Note 5 - Investment Transactions

For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term investments were $41,823,858 and $89,187,339, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributable to both Investor and Institutional shares to shareholder servicing agents who provide administrative and support services to their customers. For the six months ended September 30, 2022, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. For Investor Class shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

For the six months ended September 30, 2021, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Sunbridge Capital Emerging Markets Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets carried at fair value:

Sunbridge Capital Emerging Markets Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]
Argentina	$5,551,254	$-	$-	$5,551,254
Brazil	4,458,919	-	-	4,458,919
China	4,956,668	42,673,183	-	47,629,851
Hong Kong	-	13,298,851	-	13,298,851
India	9,507,825	11,573,904	-	21,081,729
Indonesia	-	15,889,584	-	15,889,584
Philippines	-	9,259,391	-	9,259,391
Singapore	2,271,426	-	-	2,271,426
South Korea	-	16,307,550	-	16,307,550
Taiwan	4,929,464	15,941,611	-	20,871,075
Thailand	-	4,585,015	-	4,585,015
United States	1,150,621	-	-	1,150,621
Short-Term Investments
United States	9,568,824	-	-	9,568,824
Total Investments	$42,395,001	$129,529,089	$-	$171,924,090

[1]	For a detailed break-out of common stocks by major country classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. [There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Sunbridge Capital Emerging Markets Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

Note 11 – New Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

On September 1, 2022, the Board of Trustees of the Trust (the “Board”) has approved the termination of the Sunbridge Capital Emerging Markets Fund’s (the “Fund”) Distribution (Rule 12b-1) Plan currently applicable to the Fund’s Investor Class Shares, effective on December 30, 2022 (the “Effective Date”). All other expenses are expected to remain the same. In addition, as of the Effective Date, Sunbridge Capital Partners LLC (the “Advisor”), the Fund’s advisor, has agreed to reduce the limit on the total annual fund operating expenses, excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), of the Fund’s Investor Class Shares from 1.60% to 1.35% of average daily net assets.

Sunbridge Capital Emerging Markets Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

As of the Effective Date, the Fund’s Investor Class Shares will have the same fee structure as the Institutional Class Shares. As a result, the Advisor has recommended, and the Board has approved, the re-designation of the Fund’s Investor Class Shares to Institutional Class Shares as of the Effective Date. The ticker symbol for the re-designated Institutional Class Shares will remain “RIMIX.” Furthermore, as of the Effective Date, the existing Institutional Class Shares (CNRYX) will be combined into the Institutional Class Shares (RIMIX) and the Institutional Class Shares (CNRYX) will be terminated.

Following the Effective Date, the Fund will have one share class (Institutional Class (RIMIX)). This is the original share class of the Fund and reflects the Fund’s performance track record since inception. The decision to combine classes was recommended by the Advisor to rationalize the Fund’s expenses in the best interest of the Fund’s shareholders. The Advisor expects the Fund’s overall expenses will decline marginally as a result of the share class combination. Shareholders do not need to take any action. There will be no increase in expenses for holders of current Institutional Class Shares (CNRYX) in connection with the proposed changes, and holders of Institutional Class Shares (formerly Investor Class Shares) (RIMIX) will benefit from the removal of the Distribution (Rule 12b-1) fee described above.

There were no other events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Sunbridge Capital Emerging Markets Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on April 21, 2022 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the Sunbridge Capital Emerging Markets Fund series of the Trust (the “Fund”) pursuant to the Liquidity Rule. The Board has appointed Sunbridge Capital Partners, LLC, the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from July 10, 2021 through January 31, 2022 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions);

●	An overview of market liquidity for the Fund during the Program Reporting Periods;

●	The Fund’s ability to meet redemption requests;

●	The Fund’s cash management;

●	The Fund’s borrowing activity, if any, in order to meet redemption requests;

●	The Fund’s compliance with the 15% limit of illiquid investments; and

●	The Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for the Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Fund primarily holds assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore the Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Periods.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Sunbridge Capital Emerging Markets Fund

EXPENSE EXAMPLE

For the Six Months Ended September 30, 2022 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22 – 9/30/22*
Investor Class
Actual Performance	$1,000.00	$792.40	$7.14
Hypothetical (5% annual return before expenses)	1,000.00	1,017.10	8.04
Institutional Class
Actual Performance	1,000.00	793.60	6.02
Hypothetical (5% annual return before expenses)	1,000.00	1,018.35	6.78

*	Expenses are equal to the Fund’s annualized expense ratio of 1.59% and 1.34% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

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Sunbridge Capital Emerging Markets Fund

A series of Investment Managers Series Trust II

Investment Advisor

Sunbridge Capital Partners LLC

808 Brickell Key Drive #2108

New York, New York 10005

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Sunbridge Capital Emerging Markets Fund – Investor Class	RIMIX	46141T 182
Sunbridge Capital Emerging Markets Fund - Institutional Class	CNRYX	46141T 174

Privacy Principles of Sunbridge Capital Emerging Markets Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Sunbridge Capital Emerging Markets Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Fund at (877) 771-7721 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 771-7721 by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding Mailings

The Fund will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semiannual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (877) 771-7721.

Sunbridge Capital Emerging Markets Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: 877-771-7721

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/9/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/9/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	12/9/2022